Income Taxes - Income (loss) before provision for income taxes (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Domestic	$ (43,174)	$ (26,984)
Total	$ (43,174)	$ (26,984)